Intangible Assets, Net (Details) - Schedule of Intangible Assets with Definite Lives - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Cost	$ 11,449	$ 11,449
Accumulated Amortization	(9,183)	(8,588)
Intangible Assets, Net	2,266	2,861
Power Purchase Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	8,999	8,999
Accumulated Amortization	(7,436)	(6,986)
Intangible Assets, Net	$ 1,563	$ 2,013
Weighted Average Amortization Period (Years)	18 years 1 month 6 days	18 years 1 month 6 days
Transmission/Distribution Interconnection [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	$ 1,600	$ 1,600
Accumulated Amortization	(945)	(865)
Intangible Assets, Net	$ 655	$ 735
Weighted Average Amortization Period (Years)	15 years 1 month 6 days	15 years 1 month 6 days
CNG sales contract [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	$ 807	$ 807
Accumulated Amortization	(779)	(719)
Intangible Assets, Net	$ 28	$ 88
Weighted Average Amortization Period (Years)	10 years	10 years
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	$ 43	$ 43
Accumulated Amortization	(23)	(18)
Intangible Assets, Net	$ 20	$ 25
Weighted Average Amortization Period (Years)	5 years	5 years